Cash and Cash Equivalents and Short-Term Financial Assets - Summary of Cash Balances Held at Banks and in Currencies (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash And Cash Equivalents and Short Term Financial Assets [Line Items]
Cash and cash equivalents	SFr 27,708	SFr 38,327	SFr 19,786	SFr 46,277
Short-term financial assets	70,955	53,324
Swiss Franc
Cash And Cash Equivalents and Short Term Financial Assets [Line Items]
Cash and cash equivalents	2,810	19,144
Short-term financial assets	61,000	33,532
US Dollar
Cash And Cash Equivalents and Short Term Financial Assets [Line Items]
Cash and cash equivalents	15,234	16,610
Short-term financial assets	9,955	15,148
Euro
Cash And Cash Equivalents and Short Term Financial Assets [Line Items]
Cash and cash equivalents	8,960	2,020
Short-term financial assets		4,644
Iceland Krona
Cash And Cash Equivalents and Short Term Financial Assets [Line Items]
Cash and cash equivalents	648	542
Other
Cash And Cash Equivalents and Short Term Financial Assets [Line Items]
Cash and cash equivalents	SFr 56	SFr 11